Leases (Lease Liability) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease Liability, Period Increase (Decrease) Rollforward [Roll Forward]
Lease liability, beginning of year	$ 141.4	$ 156.5
Additions	3.8	5.9
Financing	5.7	6.5
Payments on lease liability	(26.1)	(27.7)
Other	(0.7)	0.2
Lease liability, end of year	124.1	141.4
Expected to be incurred within one year	24.9	25.5
Expected to be incurred beyond one year	99.2	115.9
Expense relating to variable lease payments not included in measurement of lease liabilities	1.5	1.5
Expense relating to short-term leases for which recognition exemption has been used	$ 0.8	$ 0.6